SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Indefinite-Lived Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Brand name
Indefinite-lived Intangible Assets [Line Items]
Impairment loss of indefinite-lived intangible assets	$ 3,400,000